COMMITMENTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments Details Narrative
Rent expense	$ 1,187		$ 1,187		$ 40,005	$ 40,385